ORGANIZATION - FINANCIAL INFORMATION (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Organization
Pledge or collateralization of assets						¥ 0
Current assets:
Cash and cash equivalents		$ 19,433				134,924,000		¥ 606,796,000
Accounts receivable (net of allowance for doubtful accounts of RMB54,171 and RMB63,266 (US$9,112) as of December 31, 2015 and 2016, respectively)		27,450				190,587,000		243,431,000
Accounts receivable, allowance for doubtful accounts (in CNY and dollars)		9,207			¥ 58,871,000	63,921,000	$ 7,870	54,638,000
Prepaid expenses and other current assets		8,206				56,976,000		31,560,000
Deferred tax assets								17,923,000
Total current assets		245,735				1,706,139,000		1,986,857,000
Non-current assets:
Property and equipment, net								499,946,000
Intangible assets, net								10,898,000
Long term investments		4,920				34,159,000		50,157,000
Deferred tax assets								11,368,000
Long term deposits and other non-current assets		5,261				36,525,000		59,390,000
Total non-current assets		10,181				70,684,000		631,759,000
Current liabilities:
Short-term loan		4,222				29,311,000
Accounts payable		43,435				301,569,000		205,593,000
Accrued employee benefits		6,659				46,233,000		44,690,000
Accrued expenses and other payables		7,590				52,697,000		76,409,000
Income tax payable		2,005				13,924,000		13,513,000
Liabilities for uncertain tax positions		1,443				10,020,000		11,337,000
Amount due to a subsidiary held for sale		2,602				18,063,000		319,536,000
Current portion of capital lease obligations		10,493				72,851,000		70,615,000
Deferred government grant		1,872				13,000,000		16,360,000
Total current liabilities		268,499				1,864,184,000		1,779,700,000
Non-current liabilities:
Non-current portion of capital lease obligations		6,330				43,951,000		104,450,000
Deferred government grant		1,614				11,208,000		8,439,000
Total non-current liabilities		7,944				55,159,000		117,229,000
Net revenues
Net profit (loss)		(131,680)	¥ (914,253,000)	¥ (88,735,000)	(6,841,000)
Net cash provided by (used in) operating activities		(26,961)	(187,180,000)	770,476,000	280,386,000
Net cash used in investing activities		(29,150)	(202,390,000)	(432,349,000)	(421,718,000)
Net cash used in financing activities		(12,190)	(84,645,000)	(106,797,000)	177,619,000
Consolidated Variable Interest Entity (VIEs)
Current assets:
Cash and cash equivalents		9,349				64,909,000		426,754,000
Accounts receivable (net of allowance for doubtful accounts of RMB54,171 and RMB63,266 (US$9,112) as of December 31, 2015 and 2016, respectively)		16,675				115,774,000		185,310,000
Accounts receivable, allowance for doubtful accounts (in CNY and dollars)		9,112				63,266,000		54,171,000
Prepaid expenses and other current assets		5,427				37,679,000		16,316,000
Deferred tax assets								15,833,000
Amounts due from inter-companies	[1]	1,182				8,209,000		69,709,000
Total current assets		32,633				226,571,000		713,922,000
Non-current assets:
Property and equipment, net								428,943,000
Intangible assets, net								10,635,000
Long term investments		1,513				10,503,000		16,103,000
Deferred tax assets								9,744,000
Long term deposits and other non-current assets		5,253				36,470,000		59,256,000
Total non-current assets		6,766				46,973,000		524,681,000
TOTAL ASSETS		39,399				273,544,000		1,238,603,000
Current liabilities:
Short-term loan		4,222				29,311,000
Accounts payable		42,954				298,231,000		202,223,000
Accrued employee benefits		5,208				36,159,000		33,151,000
Accrued expenses and other payables		4,455				30,933,000		61,195,000
Income tax payable		882				6,121,000		6,884,000
Liabilities for uncertain tax positions		675				4,689,000		6,006,000
Amounts due to inter-companies	[1]	40,530				281,400,000		375,054,000
Amount due to a subsidiary held for sale		1,816				12,606,000		297,935,000
Current portion of capital lease obligations		10,459				72,614,000		69,918,000
Deferred government grant		1,872				13,000,000		16,360,000
Total current liabilities		113,073				785,064,000		1,068,726,000
Non-current liabilities:
Non-current portion of capital lease obligations		6,330				43,951,000		104,213,000
Deferred government grant		1,614				11,208,000		8,439,000
Total non-current liabilities		7,944				55,159,000		112,652,000
Total liabilities		121,017				¥ 840,223,000		¥ 1,181,378,000
Net revenues
-Third party customers		94,840	658,475,000	1,048,454,000	1,189,247,000
-Inter-companies		46,257	321,161,000	234,333,000	120,783,000
Net profit (loss)		(90,385)	(627,544,000)	(2,503,000)	15,146,000
Net cash provided by (used in) operating activities		(42,173)	(292,806,000)	398,301,000	252,790,000
Net cash used in investing activities		(2,195)	(15,240,000)	(81,448,000)	(184,318,000)
Net cash used in financing activities		$ (7,749)	¥ (53,798,000)	¥ (31,539,000)	¥ (4,432,000)

[1]	Amount due from/to inter-companies consist of intercompany receivables/payables to the other companies within the Group.